THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer logo]


                                                 November 19, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Tax-Managed Fund (the "Fund")
     (File Nos. 333-87233 and 811-09585)
     CIK No. 0001094522

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Fund's pre-effective amendment No. 1 to the registration statement on Form N-1A filed electronically (Accession No. 0001016964-99-000171) on November 12, 1999.

     If you have any questions about this certification, please contact me at (617) 422-4742 (collect).

                                                 Very truly yours,

                                                 /s/Deborah Kessinger
                                                 Deborah Kessinger


cc:  Ms. Victoria J. Regan
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Mr. Timothy F. Silva